Premiums and Reinsurance Information - Schedule of Effect of Reinsurance Activity on Written and Earned Premiums and on Net Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Written premiums:
Direct	$ 335,134	$ 348,418	$ 301,291
Assumed	365,012	340,260	280,692
Ceded	(210,597)	(191,465)	(189,158)
Net written premiums	489,549	497,213	392,825
Earned premiums:
Direct	329,446	321,556	284,436
Assumed	348,981	313,458	272,067
Ceded	(195,297)	(187,862)	(180,112)
Net premiums earned	483,130	447,152	376,391
Loss and loss adjustment expense:
Direct	173,353	141,092	112,078
Assumed	119,444	122,688	123,128
Ceded	(76,685)	(74,693)	(77,644)
Total loss and loss adjustment expenses incurred, net of reinsurance	$ 216,112	$ 189,087	$ 157,562